Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	201 8	2017	2016
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	35,529,192	33,987,383
Adjustments for calculation of diluted earnings per share:
Options	-	-	814,609
Warrants	-	-	149,701
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	35,529,192	35,529,192	34,951,693
Basic earnings (loss) per share	$0.00	$(0.18)	$0.00
Diluted earnings (loss) per share	$0.00	$(0.18)	$0.00